Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Outstanding
Outstanding (number of shares), Beginning	4,023,000
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(2,143,100)
Outstanding (number of shares), Forfeited	(6,600)
Outstanding (number of shares), Expired	(482,900)
Outstanding (number of shares), Ending	1,390,400	4,023,000
Outstanding (number of shares), Exercisable, Ending	1,258,300
Weighted-average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 490
Weighted-average grant date fair value per share, Granted
Weighted-average grant date fair value per share, Exercised	470
Weighted-average grant date fair value per share, Forfeited	465
Weighted-average grant date fair value per share, Expired	559
Weighted-average grant date fair value per share, Ending	495	¥ 490
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 505
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year 7 months 6 days	1 year 10 months 24 days
Weighted-average remaining life until expiry (years), Exercisable	1 year 3 months 18 days